INVESTMENT IN UNCONSOLIDATED INVESTEE	9 Months Ended
Sep. 30, 2013
INVESTMENT IN UNCONSOLIDATED INVESTEE [Abstract]
INVESTMENT IN UNCONSOLIDATED INVESTEE

4.

INVESTMENT IN UNCONSOLIDATED INVESTEE

As a result of its sale of a 12% interest in FNES on May 24, 2013, the Company deconsolidated FNES and accounts for its investment using the equity method of accounting.  The Company sold an additional 8% interest in FNES in July 2013, reducing its ownership interest in FNES to approximately 31% as of September 30, 2013. Condensed unaudited summary information for FNES as of September 30, 2013 and for the period from May 24, 2013 through September 30, 2013 is as follows:

September 30, 2013
(Unaudited)
ASSETS
Cash	$1,604,188
Accounts receivable	754,441
Property and equipment	4,329,838
Inventory	284,140
Prepaid Expenses	197,554
Intangible Assets	1,909,722
Deposits	4,200

Total Assets	$9,084,083

LIABILITIES AND MEMBERS' EQUITY
Accounts payable and accrued expenses	$219,943
Accounts payable, related party	106,032
Debt	11,558
Debt, related party	1,668,713
Members' equity	7,077,837

Total liabilities and members' equity	$9,084,083

	For the three months ended September 30, 2013	For the period May 24, 2013 through September 30, 2013
	(Unaudited)	(Unaudited)
STATEMENT OF OPERATIONS
Revenues	$1,901,437	$2,471,135
Cost of sales	682,724	875,732
Gross profit	1,218,713	1,595,403
Operating expenses	2,201,751	2,695,895
Operating loss	(983,038)	(1,100,492)
Other expense	(14,949)	(15,172)
Net loss	(997,987)	(1,115,664)
Ownership interest (average)	31%	31%
Share of net loss	$(283,445)	$(329,449)
Elimination of intra-entity profit	$(154,149)	$(154,149)
Total equity interest loss recorded	$(437,594)	$(483,598)
Investment	$14,813,002	$14,813,002

Transactions with FNES:

During the three months ended September 30, 2013, the Company sold one Ozonix® EF80 unit to FNES. A portion of the profits from this sale reflecting the Company's ownership share are eliminated through an adjustment to "Loss on investment in unconsolidated investee." The table below sets forth the revenues and gross profits recognized by the Company and the calculation of the amounts eliminated in the "Loss on investment in unconsolidated investee" line on the Statement of Operations:

For the three and
nine months ended
September 30,
2013
(Unaudited)

Revenue recognized on sales to FNES	$2,268,295
Cost of sales on sales to FNES	1,764,414
Approximate ownership interest in FNES	31%
Elimination of the Company's share of profits on sales to FNES	$154,149